Warrant liability	6 Months Ended
Feb. 28, 2023
Warrant Liability
Warrant liability

17. Warrant liability

Liability measured warrants having CAD exercise price

The following tables reflect the continuity of the Company’s liability measured warrants for the six months ended February 28, 2023, and 2022:

Amount
$

Balance at August 31, 2021	4,868,703
Change in fair value	(3,940,303)
Foreign exchange	(69,213)
Balance, February 28, 2022	859,187

Amount
$

Balance at August 31, 2022	49,894
Change in fair value	194,035
Foreign exchange	(1,607)
Balance, February 28, 2023	242,322

The following tables reflects the continuity of the Company’s outstanding liability warrants for the six months ended February 28, 2023, and 2022:

	Number of	Weighted-average
		exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2021	1,452,843	8.96
Outstanding as of February 28, 2022	1,452,843	8.96

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2022	1,329,684	8.53
Expired	(29,066)	27.00
Outstanding as of February 28, 2023	1,300,618	8.53

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

The following table reflects the liability measured warrants issued and outstanding as of February 28, 2023:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price CAD	Average remaining contractual life (years)
March 20, 2023	27,777	13.50	0.05
March 30, 2023	46,909	13.50	0.08
March 31, 2023	17,222	13.50	0.08
May 27, 2023	130,304	13.50	0.24
July 8, 2024	445,982	7.50	1.36
July 25, 2024	401,624	7.50	1.41
August 8, 2024	230,800	7.50	1.44
	1,300,618	$8.53	1.19

As at February 28, 2023, the fair value of the 1,300,618 warrants outstanding (August 31, 2022 – 1,329,684) was determined to be $242,322 (August 31, 2022 – $49,894) as calculated using the Black Scholes option pricing model with the following range of assumptions: 0.05 – 1.44 years (August 31, 2022 – 0.30 – 1.65 years) as expected average life; share price of CAD$2.33 (August 31, 2022 – CAD$8.93); exercise price of CAD$7.50 – CAD$13.50 (August 31, 2022 – CAD$7.50 – CAD$27.00); 90% expected volatility (August 31, 2022 – 90%); risk free interest rate of 4.84% (August 31, 2022 – 3.61% - 3.87%); and an expected dividend yield of 0%.

If all liability measured warrants outstanding and exercisable as of February 28, 2023, were exercised, the Company would receive cash from exercise of approximately $8.2 million.

Equity measured warrants having USD exercise price

The Company’s 3,511,577 equity measured warrants as of February 28, 2023, and 3,736,296 as of August 31, 2022, had an average weighted-average exercise price of $15.

The following table reflects the equity measured warrants issued and outstanding as of February 28, 2023:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price USD	Average remaining contractual life (years)
January 8, 2024	1,868,787	15.00	1.11
January 22, 2024	522,898	15.00	1.15
February 24, 2024	1,058,227	15.00	1.24
August 19, 2024	49,999	15.00	1.72
September 15, 2024	11,666	15.00	1.79
	3,511,577	$15.00	1.16

If all equity measured warrants outstanding and exercisable as of February 28, 2023, were exercised, the Company would receive cash from exercise of approximately $52.7 million.

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)